Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 1,751,170	$ 2,569,810
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	197,233	148,071
Loss (gain) from disposal of property and equipment	882	(2,296)
Amortization of right-of-use assets	381,795	41,968
(Reversal)/Provision for doubtful accounts	(99,003)	30,187
Provision for inventory impairment	1,851
Amortization of share-based compensation	1,325,616	54,171
Amortization of debt issuance costs	102,783	197,366
Deferred income tax provision	23,465	5,994
Unrealized exchange gain	(383,469)	(172,794)
Loss from termination of the VIE agreements		205,249
Changes in operating assets and liabilities:
Notes receivable	18,000
Accounts receivable	(3,711,373)	(9,211,978)
Inventories	(495,580)	2,096,212
Advances to suppliers	5,004,076	30,759
Prepaid expenses and other current assets	315,056	622,011
Accounts payable	(6,364,245)	5,179,267
Contract liabilities	(1,832,960)	(1,632,254)
Taxes payable	421,057	454,963
Operating Lease liabilities	(392,422)	(22,985)
Accrued expenses and other current liabilities	(15,764)	(455,171)
Net cash (used in) provided by operating activities	(3,751,832)	138,550
Cash flows from investing activities:
Purchase of property and equipment	(81,913)	(22,218)
Proceeds from disposal of property and equipment		3,096
Purchase of intangible assets	(63,698)	(9,669)
Purchase of short-term investments	(4,125,704)	(20,025,600)
Proceeds upon maturity of short-term investments	4,127,088	20,918,110
Net cash (used in) provided by investing activities	(144,227)	863,719
Cash flows from financing activities:
Proceeds from short-term bank loans	30,912,118	30,052,076
Repayments of short-term bank loans	(27,708,103)	(32,900,000)
Proceeds from loans payable to third-parties	660,000	962,239
Repayments from loans payable to third-parties	(760,000)	(1,232,239)
Proceeds from banker’s acceptance notes payable		1,500,000
Repayment of banker’s acceptance notes payable		(1,500,035)
Proceeds from borrowings from related parties	5,540,543	940,300
Proceeds from sale of common stock, net of issuance costs	4,433,552
Payment for deferred IPO costs		(231,355)
Repayment of related party borrowings	(4,328,894)	(1,086,860)
Net cash provided by (used in) financing activities	8,749,216	(3,495,874)
Effect of exchange rate fluctuation on cash and restricted cash	(1,391,813)	(1,362,562)
Net increase (decrease) in cash and restricted cash	3,461,344	(3,856,167)
Cash and restricted cash at beginning of year	2,952,023	6,808,190
Cash and restricted cash at end of year	6,413,367	2,952,023
Supplemental cash flow information
Cash paid for income taxes	(190,438)	(151,055)
Cash paid for interest	(567,915)	(356,624)
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	$ 241,678	$ 732,993